Notes Payable	12 Months Ended
Dec. 31, 2021
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 11 — NOTES PAYABLE

Summary of Notes Payable

	December 31, 2021	December 31, 2020
Line of Credit	$—	$301,081
8% Subordinated Amortizing Promissory Notes	—	101,980
6% Subordinated Amortizing Promissory Notes	581,963	975,985
PPP loans	—	357,500
4.5% Unsecured Promissory Notes	—	41,675
Loans on vehicles	396,351	90,374
Financing leases	522,166	—
Subtotal	1,500,480	1,868,595
Line of Credit	—	(301,081)
Current portion of notes payable	(793,174)	(429,183)
Long-term notes payable	$707,306	$1,138,331

Asien’s

Arvest Bank

On July 10, 2020, Asien’s entered into a promissory note and security agreement with Arvest Bank for a revolving loan for up to $400,000. The loan bore interest at 5.25% per annum, subject to change in accordance with the Variable Rate (as defined in the promissory note and security agreement), the calculation for which is the U.S. Prime Rate plus 2%. The remaining principal balance of the note at December 31, 2020 was $301,081 and it had accrued interest of $995. On October 8, 2021, the revolving loan was paid off and terminated for $301,240.

8% Subordinated Amortizing Promissory Note

A portion of the purchase price for acquisition of Asien’s on May 28, 2020 was paid by the issuance of an 8% subordinated amortizing promissory note in the principal amount of $200,000 by 1847 Asien to the Asien’s Seller. Interest on the outstanding principal amount were payable quarterly at the rate of eight percent (8%) per annum. The outstanding principal amount of the note amortized on a one-year straight-line basis in accordance with a specified amortization schedule, with all unpaid principal and accrued, but unpaid interest being fully due and payable on May 28, 2021. As of December 31, 2020, the remaining principal balance of the note was $101,980 and it had accrued interest of $1,095. The note and accrued interest were repaid in May 2021.

6% Amortizing Promissory Note

On July 29, 2020, 1847 Asien entered into a securities purchase agreement with the Asien’s Seller, pursuant to which the Asien’s Seller sold to 415,000 of the Company’s common shares to 1847 Asien a purchase price of $2.50 per share. As consideration, 1847 Asien issued to the Asien’s Seller a two-year 6% amortizing promissory note in the aggregate principal amount of $1,037,500. On October 8, 2021, 1847 Asien and the Asien’s Seller entered into amendment no. 1 to securities purchase agreement to amend certain terms of the securities purchase agreement and the 6% amortizing promissory note. Pursuant to the amendment, the repayment terms of the 6% amortizing promissory note were revised so that one-half (50%) of the outstanding principal amount ($518,750) and all accrued interest thereon shall be amortized on a two-year straight-line basis and payable quarterly in accordance with the amortization schedule set forth on Exhibit A to the amendment, except for the payments that were initially scheduled on January 1, 2022 and April 1, 2022, which were paid from the proceeds of the senior convertible promissory notes described below, and the second-half (50%) of the outstanding principal amount ($518,750) and all accrued, but unpaid interest thereon shall be paid on the second anniversary of the date of the 6% amortizing promissory note, along with any other unpaid principal or accrued interest thereon. The note is unsecured and contains customary events of default. The remaining principal balance of the note at December 31, 2021 is $583,961 and it has accrued interest of $21,758.

Inventory Financing Agreement

On September 25, 2020, Asien’s entered into an inventory financing agreement with Wells Fargo Commercial Distribution Finance, LLC (“Wells Fargo”), pursuant to which Wells Fargo may extend credit to Asien’s from time to time to enable it to purchase inventory from Wells Fargo-approved vendors. The term of the agreement is one year, and from year to year thereafter, unless sooner terminated by either party upon 30 days written notice to the other party. The inventory financing agreement contains customary representations, warranties, affirmative and negative covenants and events of default for a loan of this type. The agreement is secured by all assets of Asien’s and is guaranteed by 1847 Asien and the Company. As of December 31, 2021, Asien’s has not borrowed any funds under this agreement.

4.5% Unsecured Promissory Note

On October 30, 2017, Asien’s entered into a stock repurchase agreement with Paul A. Gwilliam and Terri L. Gwilliam, co-trustees of the Gwilliam Family Trust, pursuant to which Asien’s issued an unsecured promissory note in the aggregate principal amount of $540,000 for a term of 5 years. The note bore interest at the rate of the 4.25% per annum. The remaining principal balance of the note at December 31, 2020 was $41,675. The note and accrued interest were repaid in July 2021.

Loans on Vehicles

Asien’s has entered into seven retail installment sale contracts pursuant to which Asien’s agreed to finance its delivery trucks at rates ranging from 3.74% to 8.72% with an aggregate remaining principal amount of $146,043 as of December 31, 2021.

Kyle’s

Intercompany Secured Promissory Note

In connection with the acquisition of Kyle’s, the Company provided 1847 Cabinet with the funds necessary to pay the cash portion of the purchase price and cover acquisition expenses. In connection therewith, on September 30, 2020, 1847 Cabinet issued a secured promissory note to the Company in the principal amount of $4,525,000, which was amended and restated on December 11, 2020 and again on October 8, 2021 to increase the principal amount to $15,955,325. The note bears interest at the rate of 16% per annum. Interest on the note is cumulative and any unpaid accrued interest will compound on each anniversary date of the note. Interest is due and payable in arrears to the Company on December 1, March 1, June 1 and October 1, commencing on December 1, 2021. In the event payment of principal or interest due under the note is not made when due, giving effect to any grace period which may be applicable, or in the event of any other default (as defined in the note), the outstanding principal balance shall from the date of default immediately bear interest at the rate of 5% above the then applicable interest rate for so long as such default continues. The Company may demand payment in full of the note at any time, even if 1847 Cabinet has complied with all of the terms of the note, and the note shall be due in full, without demand, upon the third party sale of all or substantially all the assets and business of 1847 Cabinet or the third party sale or other disposition of any capital stock of 1847 Cabinet. 1847 Cabinet may prepay the note at any time without penalty. If and to the extent any amounts are owing under the secured convertible promissory notes described below due to a default thereunder, in addition to payment obligations due under the note, 1847 Cabinet is required to immediately make payments to the Company so that the Company may make payments in compliance with the terms of the secured convertible promissory notes. The note contains customary covenants and events of default for loans of this type. The note is guaranteed by Kyle’s, High Mountain and Sierra Homes and is secured by a security interest in all of the assets of 1847 Cabinet, Kyle’s, High Mountain and Sierra Homes; provided that the rights of the Company to receive payments under the note are subordinated to the rights of the purchasers under secured convertible promissory notes described below (Note 12). The remaining principal balance of the note at December 31, 2021 is $6,549,073 and it has accrued interest of $35,416.

Loans on Vehicles

Kyle’s has entered into two retail installment sale contracts pursuant to which it agreed to finance its delivery trucks at rates ranging from 5.90% to 6.54% with an aggregate remaining principal amount of $64,255 as of December 31, 2021.

Financing Leases

Kyle’s has entered into two financing lease agreements for expansion equipment. The equipment was installed in December 2021. These agreements have terms of six years beginning at the time of installation.

On May 6, 2021, Kyle’s entered in an equipment financing lease to purchase equipment for $276,896, maturing on December 1, 2027. The balance payable was $276,896 as of December 31, 2021.

On October 12, 2021, Kyle’s entered in an equipment financing lease to purchase equipment for $245,375, maturing on December 1, 2027. The balance payable was $245,375 as of December 31, 2021.

Following is a summary of payments due on financing leases for the succeeding five years:

Year Ending December 31,	Amount
2022	$99,075
2023	99,075
2024	99,075
2025	99,075
2026	99,075
Thereafter	99,075
Total payments	594,450
Less: amount representing interest	(72,178)
Present value of minimum lease payments	$522,272

As of December 31, 2021, the weighted-average remaining lease term for all finance leases is 6 years.

Wolo

6% Secured Promissory Note

A portion of the purchase price for the acquisition of Wolo on March 30, 2021 was paid by the issuance of a 6% secured promissory note in the principal amount of $850,000 by 1847 Wolo to the Wolo Sellers. Interest on the outstanding principal amount was payable quarterly at the rate of six percent (6%) per annum. On October 8, 2021, the promissory note was repaid in full.

Credit Agreement and Notes

On March 30, 2021, 1847 Wolo and Wolo entered into a credit agreement with Sterling National Bank for revolving loans in the principal amount of $1,000,000 and a term loan in the principal amount of $3,550,000. On October 8, 2021, the revolving loan and the term loan were repaid in full.

High Mountain/Innovative Cabinets

Loans on Vehicles/Equipment

High Mountain and Innovative Cabinets have entered into seventeen retail installment sale contracts pursuant to which they agreed to finance delivery trucks and equipment at rates ranging from 3.74% to 6.80% with an aggregate remaining principal amount of $186,054 as of December 31, 2021.

Financing Leases

On February 14, 2019, High Mountain entered in an equipment financing lease to purchase a lift truck for $24,337, maturing on January 19, 2024. The balance payable was $11,044 as of December 31, 2021.

On June 2, 2020, High Mountain entered in an equipment financing lease to purchase office printers for $9,240, maturing on May 2, 2024. The balance payable was $5,757 as of December 31, 2021.

Following is a summary of payments due on financing leases for the succeeding five years:

Year Ending December 31,	Amount
2022	$8,161
2023	8,161
2024	1,515
2025	—
2026	—
Thereafter	—
Total payments	17,837
Less: amount representing interest	(1,036)
Present value of minimum lease payments	$16,801

As of December 31, 2021, the weighted-average remaining lease term for all finance leases is 2.10 years.

PPP Loans

On April 28, 2020, Asien’s received $357,500 in PPP loans from the SBA under provisions of the CARES Act. The PPP loans have two-year terms and bear interest at a rate of 1.0% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement. The PPP provides that the PPP loans may be partially or wholly forgiven if the funds are used for certain qualifying expenses as described in the CARES Act. Asien’s used the proceeds from the PPP loans for qualifying expenses and to applied for forgiveness of the PPP loans in accordance with the terms of the CARES Act. On February 16, 2021, Asien’s received notice from Exchange Bank that its loan had been forgiven in its entirety by the SBA.

Following is a summary of payments due on notes payable and financing leases for the succeeding five years:

Year Ending December 31,	Amount
2022	$820,400
2023	212,554
2024	179,868
2025	160,270
2026	118,647
Thereafter	206,701
Total payments	$1,698,440